Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$709,195.68

Principal:
Principal Collections	$11,958,161.93
Prepayments in Full	$4,951,217.14
Liquidation Proceeds	$155,161.81
Recoveries	$56,472.12
Sub Total	$17,121,013.00
Collections	$17,830,208.68

Purchase Amounts:
Purchase Amounts Related to Principal	$77,044.28
Purchase Amounts Related to Interest	$185.54
Sub Total	$77,229.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,907,438.50

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,907,438.50
Servicing Fee	$270,461.99	$270,461.99	$0.00	$0.00	$17,636,976.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,636,976.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,636,976.51
Interest - Class A-3 Notes	$141,254.04	$141,254.04	$0.00	$0.00	$17,495,722.47
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$17,372,170.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,372,170.47
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$17,321,937.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,321,937.47
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$17,284,451.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,284,451.80
Regular Principal Payment	$15,663,625.33	$15,663,625.33	$0.00	$0.00	$1,620,826.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,620,826.47
Residual Released to Depositor	$0.00	$1,620,826.47	$0.00	$0.00	$0.00

Total		$17,907,438.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,663,625.33
Total					$15,663,625.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,663,625.33	$43.34	$141,254.04	$0.39	$15,804,879.37	$43.73
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$15,663,625.33	$14.88	$352,524.71	$0.33	$16,016,150.04	$15.21

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$131,399,107.79	0.3635635	$115,735,482.46	0.3202243
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$279,019,107.79	0.2650635	$263,355,482.46	0.2501833

Pool Information
Weighted Average APR	2.605%	2.609%
Weighted Average Remaining Term	31.56	30.78
Number of Receivables Outstanding	18,253	17,721
Pool Balance	$324,554,383.60	$307,234,604.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$302,308,963.68	$286,385,541.67
Pool Factor	0.2831596	0.2680488

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$20,849,063.04
Targeted Overcollateralization Amount	$43,879,122.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,879,122.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$178,193.73
(Recoveries)		36	$56,472.12
Net Loss for Current Collection Period			$121,721.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4501%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0665%
Second Prior Collection Period			0.2022%
Prior Collection Period			(0.0180)%
Current Collection Period			0.4624%
Four Month Average (Current and Prior Three Collection Periods)			0.1783%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,149	$4,692,425.87
(Cumulative Recoveries)			$1,136,920.95
Cumulative Net Loss for All Collection Periods			$3,555,504.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3102%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,083.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,094.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	174	$3,810,164.05
61-90 Days Delinquent	0.19%	24	$596,061.28
91-120 Days Delinquent	0.02%	3	$74,640.90
Over 120 Days Delinquent	0.11%	10	$326,242.96
Total Delinquent Receivables	1.56%	211	$4,807,109.19

Repossession Inventory:
Repossessed in the Current Collection Period		9	$264,665.13
Total Repossessed Inventory		12	$425,547.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1598%
Prior Collection Period			0.2356%
Current Collection Period			0.2088%
Three Month Average			0.2014%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3245%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	32

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$1,402,775.38
2 Months Extended	86	$2,075,608.87
3+ Months Extended	15	$373,314.01

Total Receivables Extended	158	$3,851,698.26
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer